Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of cash and cash equivalents [line items]
Cash and banks	[1]	$ 369	$ 223	$ 177
Short-term investments	[2]	68	94	62
Financial assets at fair value with changes in results	[3]	336	294	411
Total		$ 773	$ 611	$ 650	$ 1,106

[1]	Includes balances granted as collateral. See Note 34.e).
[2]	Includes term deposits and other invetsments with the BNA for 10 and 24 as of December 31, 2021 and 2020, respectively.
[3]	See Note 6.